Commitments, Contingent Liabilities and Other Matters	12 Months Ended
Dec. 31, 2012
Commitments, Contingent Liabilities and Other Matters
Commitments, Contingent Liabilities and Other Matters

(17) Commitments, Contingent Liabilities and Other Matters

        The Company leases portions of its banking premises and equipment under operating leases. Total rental expense for the years ended December 31, 2012, 2011 and 2010 were $8,300,000, $12,200,000 and $12,800,000, respectively. Future minimum lease payments due under non-cancellable operating leases at December 31, 2012 were as follows:

        Fiscal year ending:

Total
(in thousands)
2013	$4,580
2014	3,330
2015	2,209
2016	1,628
2017	519
Thereafter	431

Total	$12,697

        It is expected that certain leases will be renewed, as these leases expire. Aggregate future minimum rentals to be received under non-cancellable sub-leases greater than one year at December 31, 2012 were $61,900,000.

        Cash of approximately $84,070,000 and $73,325,000 at December 31, 2012 and 2011, respectively, was maintained to satisfy regulatory reserve requirements.

        The Company is involved in various legal proceedings that are in various stages of litigation. Some of these actions allege "lender liability" claims on a variety of theories and claim substantial actual and punitive damages. The Company has determined, based on discussions with its counsel that any material loss in such actions, individually or in the aggregate, is remote or the damages sought, even if fully recovered, would not be considered material to the consolidated statements of condition and related statements of income, comprehensive income, shareholders' equity and cash flows of the Company. However, many of these matters are in various stages of proceedings and further developments could cause management to revise its assessment of these matters.

        The Company was involved in a dispute related to certain tax matters that were inherited by the Company in its 2004 acquisition of LFIN. The dispute involved claims by the former controlling shareholders of LFIN related to approximately $14 million of tax refunds received by the Company based on deductions taken in 2003 by LFIN in connection with losses on loans acquired from a failed thrift and a dispute LFIN had with the FDIC regarding the tax benefits related to the failed thrift acquisition which originated in 1988. On March 5, 2010, judgment was entered on a jury verdict rendered against the Company in the U.S. District Court for the Western District of Oklahoma (the "Court"). Other than the tax refunds that were in dispute, the Company does not have any other disputes regarding tax refunds received by the Company in connection with the LFIN acquisition. An amended judgment was entered in the case on November 19, 2010, in the amount of approximately $24.25 million and it was final and appealable. During December 2010, the Company deposited $24.4 million with the Court in lieu of a supersedeas bond and the Company commenced appealing the judgment. On January 5, 2012, the United States Court of Appeals Tenth Circuit affirmed the amended judgment. On February 28, 2012, the previously deposited $24.4 million was paid to the former controlling shareholders of LFIN and a Release and Satisfaction of Judgment was filed with the Court concluding the matter.

        On September 22, 2011, the Company announced the approval of a restructuring plan that resulted in the closing of fifty five (55) in store branches by December 31, 2011. The branch closures are a result of reduced levels of revenue resulting from regulatory changes related to interchange fee income. The branches were closed in order to align IBC's expenses with the reduced levels of revenue, protecting the Company's financial strength while preserving IBC's free products program. This restructuring plan resulted in combined charges to the Company of $5.36 million, before tax, which were recognized in the fourth quarter. The charges are included in "Depreciation of bank premises and equipment" and "Other" in the consolidated statement of income in the Company's consolidated financial statements.